Dear Shareholder:

We are pleased to present this Semiannual Report for Nations Institutional Reserves, formerly known as The Capitol Mutual Funds. The Nations Institu-tional Reserves consists of Nations Cash Reserves, Nations Treasury Re-serves, Nations Government Reserves and Nations Municipal Reserves. We have renamed the Funds to better reflect their suitability as premier short-term institutional investment vehicles. For the six-month period ended October 31, 1995, the Funds continued to provide a high level of performance relative to competitive funds within the industry. Combined assets reached $1.4 billion by the end of the reporting period.

ECONOMIC SUMMARY

Following the wave of monetary tightening in 1994 and 1995, yields on in-stitutional money market funds reached their highest levels in over three years. The impact of these high short-term rates was a relatively flat yield curve. The spread between the Lehman Long-Term Treasury Index and the 90-day U.S. Treasury Bill ("T-Bill") as of the beginning of the re-porting period was only 171 basis points. By mid-summer, however, infla-tionary pressures eased and the Federal Reserve Board lowered rates by 25 basis points to help ward off any possibility of recession. This monetary adjustment resulted in lower money market yields. The 90-day T-Bill yield dropped from 5.69% to 5.32% and, the 30-day yield for the IBC/Donoghue First Tier Institutional Average fell from 5.83% to 5.50% for the period.*

PORTFOLIO OVERVIEW

The Nations Institutional Reserves portfolios were positioned to maintain competitive yields during the changing interest rate environment. The 30-day yields as of October 31, 1995 for Nations Cash Reserves, Nations Trea-sury Reserves, Nations Government Reserves and Nations Municipal Reserves ranked among the top 10 yields in their respective IBC/Donoghue catego-ries.** Given the competitive nature of the institutional money market sector, this was no small achievement. Weighted average maturities across the portfolios were longer than during the previous six-month period, ranging from 54 to 82 days. The extension of maturities combined with ef-fective security selection were the drivers that kept yields consistently higher relative to the money market fund industry as a whole.

SIX-MONTH PERFORMANCE OF 7-DAY YIELDS FOR NATIONS CASH RESERVES -- CAPITAL SHARES***

[ ] Nations Cash Reserves--Capital Shares [ ] IBC/Donoghue's First Tier
                                              Inst-only Average*


                                         CASH      INSTITUTIONAL
                                      RESERVES A     FIRST TIER
April                                    6.04           5.85
May                                      6.06           5.83
June                                     6.05           5.79
July                                     5.84           5.66
August                                   5.80           5.57
September                                5.87           5.54
October                                  5.74           5.52

   * IBC/Donoghue is an independent monitor of money market fund perfor-mance.
  ** Nations Cash Reserves: IBC/Donoghue First Tier Institutional Only
     (110 funds); Nations Treasury Reserves and Nations Government Re-serves: IBC/Donoghue Government Only Institutional Only (149 funds);
     Nations Municipal Reserves:
     IBC/Donoghue Tax Free Institutional Only (60 funds).
 *** Performance for other classes will vary.

30-DAY YIELDS****
as of October 31, 1995 (unaudited)

                                 CAPITAL   LIQUIDITY   ADVISER            IBC/DONOGHUE PEER
                                  SHARES     SHARES     SHARES           GROUP AVERAGES*****
Nations Cash Reserves              5.74%      5.59%      5.49%   1st Tier-Inst-only           5.50%
Nations Treasury Reserves          5.62%      5.47%      5.37%   Government-Inst-only         5.35%
Nations Government Reserves        5.65%      5.45%      5.35%   Tax Free-Inst-only           3.48%
Nations Municipal Reserves         3.66%      3.51%      3.41%

CURRENT 7-DAY YIELDS****
as of October 31, 1995 (unaudited)

                                              CAPITAL   LIQUIDITY    ADVISER
                                               SHARES     SHARES     SHARES
Nations Cash Reserves                          5.74%      5.59%      5.49%
Nations Treasury Reserves                      5.62%      5.47%      5.37%
Nations Government Reserves                    5.59%      5.44%      5.34%
Nations Municipal Reserves                     3.78%      3.63%      3.53%

The attached financial report provides more specific information on your portfolio investments. Please review it carefully. We thank you for choos-ing Nations Institutional Reserves to pursue your short-term investment needs.

Sincerely,



A. Max Walker
President and Chairman of the Board

October 31, 1995

 **** The 30-day and 7-day net annualized yields are based on the average net income per share for the thirty days ended October 31, 1995, and the seven days ended on October 31, 1995, respectively, and the of-fering price on that date. The 30- day yield is compounded and annu-alized. The yields quoted include the effects of voluntary expense waivers by the Portfolios' investment adviser. If these waivers were not in effect, yields would have been lower.

***** Source: Money Market Insight, a monthly publication of IBC/Dono-ghue, Inc. IBC/Donoghue is an independent money market performance monitor.

      Money market funds seek to maintain a stable net asset value of $1.00 per share. However, there is no assurance the money market funds will be able to maintain a stable net asset value of $1.00. Yields will fluctuate as market conditions change.
      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         NOT                                MAY LOSE VALUE
         FDIC-                              NO BANK GUARANTEE
         INSURED

Nations Institutional Reserves Distributor: Stephens Inc. Stephens Inc., which is not affiliated with NationsBank, N.A., is not a bank and securi-ties offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE-SIPC.

STATEMENT OF NET ASSETS                     NATIONS INSTITUTIONAL RESERVES
October 31, 1995 (unaudited)


  PRINCIPAL                                            MATURITY        VALUE
   AMOUNT        NATIONS CASH RESERVES                   DATE         (NOTE 1)

                 CERTIFICATES OF DEPOSIT -- EURO
                 -- 0.7% (Cost $5,000,333)
                 Mitsubishi Bank Ltd.,
$  5,000,000      5.860%                               01/31/96     $  5,000,333


                 COMMERCIAL PAPER -- 30.4%
                 American Home Products Corpora-
                 tion,
  30,000,000      Discount note#                       02/06/96       29,539,250
                 Countrywide Funding Corporation,
  30,000,000      Discount note                        11/28/95       29,870,175
                 Finova Capital Corporation,
   9,000,000      Discount note                        11/13/95        8,982,750
                 Newell Company,
  30,000,000      Discount note#                       11/15/95       29,932,800
                 Quaker Oats Corporation:
  18,000,000      Discount note                        11/10/95       17,974,035
  12,000,000      Discount note                        11/14/95       11,974,997
                 Sheffield Receivables Corpora-
                 tion,
  30,000,000      Discount note                        11/01/95       30,000,000
                 Sumitomo Corporation of America,
  20,000,000      Discount note                        03/25/96       19,540,833
                 Tri-Lateral Capital (U.S.A.)
                 Inc.,
  25,000,000      Discount note#                       01/22/96       24,655,486
                    Total Commercial Paper
                     (Cost $202,470,326)                             202,470,326

                 CORPORATE OBLIGATIONS -- 13.3%
                 Chrysler Financial Corporation,
   5,000,000      6.000%                               06/03/96        4,998,243
                 CIT Group Holdings,
   7,000,000      8.875%                               06/15/96        7,121,124
                 Commercial Credit Corporation,
   6,725,000      6.375%                               01/01/96        6,711,904
                 CS First Boston Inc.,
  25,000,000      5.910%+                              11/02/95++     25,000,000
                 Ford Motor Credit Company,
   5,000,000      6.125%                               12/01/95        4,995,789
                 General Motors Acceptance Corpo-
                 ration,
  25,000,000      5.850%+                              11/01/95++     24,992,869
                 General Motors Acceptance Corpo-
                 ration,

$  5,000,000      6.138%+                              01/16/96++   $  5,000,328
                 International Lease Finance Cor-
                 poration,
   5,000,000      5.750%                               01/15/96        4,982,977
                 Norwest Financial Inc.,
   5,000,000      7.250%                               11/01/95        5,000,000
                    Total Corporate Obligations
                     (Cost $88,803,234)                               88,803,234

                 MEDIUM TERM NOTES -- 5.3%
                 IBM Credit Corporation,
   5,000,000      6.475%                               04/04/96        4,999,867
                 Merrill Lynch & Company,
  30,000,000      5.900%                               10/30/96       30,000,000
                    Total Medium Term Notes
                     (Cost $34,999,867)                               34,999,867

                 PROMISSORY NOTE -- 4.5%
                  (Cost  $30,000,000)
                 Goldman Sachs Group, Limited
                 Partnership,**
  30,000,000      5.875%                               04/16/96       30,000,000

                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.8%
                 Federal National Mortgage Asso-
                 ciation (FNMA), Convertible
                 Note,
  20,000,000      5.813%                               10/04/96       19,994,239
                 Student Loan Marketing Associa-
                 tion (SLMA) Note,
   5,000,000      5.680%+                              11/07/95++      5,000,000
                    Total U.S. Government Agency Obligations
                     (Cost $24,994,239)                               24,994,239

                 U.S. TREASURY OBLIGATION -- 0.8%
                 (Cost $5,075,159)
                 U.S. Treasury Note,
   5,000,000      7.875%                               07/31/96        5,075,159

                 REPURCHASE AGREEMENTS -- 43.6%
 145,000,000     Agreement with Lehman Brothers, Inc.,
                  5.880% dated 10/31/95 to be repurchased at
                   $145,023,683 on 11/01/95, collateralized by
                   $131,190,000 U.S. Treasury Bonds, with vari-
                   ous maturities and coupon rates (value
                   $147,813,448)                                     145,000,000
 145,000,000     Agreement with Merrill Lynch Government Secu-
                 rities Inc.,
                  5.880% dated 10/31/95 to be repurchased at
                   $145,023,683 on 11/01/95, collateralized by
                   $143,935,000 U.S. Treasury Note, 6.250% due
                   8/31/00 (value $147,900,285)                      145,000,000
                    Total Repurchase Agreements
                     (Cost $290,000,000)                             290,000,000

                                                                       Value
    Shares                                                              Note
                 MONEY MARKET FUNDS -- 1.3%
   8,611,000     Dreyfus Cash Management Plus Fund                  $  8,611,000
     264,500     Fidelity Institutional Cash Variable Rate Fund          264,500
                    Total Money Market Funds
                     (Cost $8,875,500)                                 8,875,500

                 TOTAL INVESTMENTS
                  (Cost $690,218,658*)                 103.7 %       690,218,658

                 OTHER ASSETS AND LIABILITIES
                 (NET)                                  (3.7)%
                 Due from investment adviser                              64,504
                 Other assets                                          2,326,230
                 Payable for investment securities purchased         (25,000,000)
                 Dividends payable                                    (2,031,261)
                 Administration fee payable                              (19,489)
                 Shareholder servicing and distribution fees
                 payable                                                 (13,470)
                 Custodian fees payable                                   (3,322)
                 Accrued Trustees' fees and expenses                      (2,525)
                 Accrued expenses and other payables                     (75,006)

                 TOTAL OTHER ASSETS AND LIABILITIES (NET)            (24,754,339)

                 NET ASSETS                            100.0 %      $665,464,319

                 NET ASSET VALUE, OFFERING AND REDEMPTION
                 PRICE PER SHARE
                 Capital Shares (formerly Class A Shares):
                  ($594,116,432 / 594,120,261 shares outstand-
                   ing)                                             $       1.00
                 Liquidity Shares (formerly Class B Shares):
                  ($11,630,747 / 11,630,822 shares outstand-
                   ing)                                             $       1.00
                 Adviser Shares (formerly Class C Shares):
                  ($59,717,140 / 59,717,524 shares outstand-
                   ing)                                             $       1.00
  * Aggregate cost for Federal tax purposes.
 ** Restricted Security.
  + Floating Rate Note. The interest rate shown reflects the rate currently in effect.
 ++ Reset date.
  # Securities are not registered under the Securities Act of 1933. These securi-
    ties may be resold in transactions exempt from registration to qualified in-
    stitutional buyers.

                AT OCTOBER 31, 1995 NET ASSETS CONSIST OF:
                 Accumulated net realized loss on investments
                 sold                                               $     (4,288)
                 Paid-in capital                                     665,468,607
                 TOTAL NET ASSETS                                   $665,464,319

                            See Notes to Financial Statements.

STATEMENT OF NET ASSETS                     NATIONS INSTITUTIONAL RESERVES
October 31, 1995 (unaudited)


  PRINCIPAL                                            MATURITY        VALUE
   AMOUNT        NATIONS TREASURY RESERVES               DATE         (NOTE 1)
                 U.S. TREASURY OBLIGATIONS -- 34.2%
                 U.S. TREASURY BILLS -- 26.2%
$  5,000,000     Discount note#                        11/02/95     $  4,999,233
   5,000,000     Discount note#                        11/09/95        4,994,222
  35,000,000     Discount note#                        11/16/95       34,921,452
   5,000,000     Discount note#                        12/07/95        4,972,400
   5,000,000     Discount note#                        01/11/96        4,947,440
   5,000,000     Discount note#                        02/08/96        4,920,250
  30,000,000     Discount note#                        04/04/96       29,310,430
   5,000,000     Discount note#                        05/02/96        4,866,817
   5,000,000     Discount note#                        07/25/96        4,798,267
   5,000,000     Discount note                         08/22/96        4,777,521
  15,000,000     Discount note#                        08/22/96       14,332,562
  15,000,000     Discount note                         10/17/96       14,224,388
                                                                     132,064,982
                 U. S. TREASURY NOTES -- 8.0%
   5,000,000     4.250%#                               11/30/95        4,992,939
   5,000,000     4.250%                                12/31/95        4,981,729
   5,000,000     4.625%#                               02/15/96        4,981,875
   5,000,000     4.625%                                02/29/96        4,977,602
   5,000,000     5.875%                                05/31/96        4,997,855
   5,000,000     7.875%                                07/31/96        5,075,159
  10,000,000     6.500%                                09/30/96       10,075,950
                                                                      40,083,109
                    Total U.S. Treasury Obligations
                     (Cost $172,148,091)                             172,148,091

                REPURCHASE AGREEMENTS -- FIXED RATE -- 81.0%
 123,202,000     Agreement with CS First Boston Corporation,
                  Interest is payable monthly. The agreement
                   is terminable by the Portfolio daily. The
                   final maturity date of the agreement is
                   07/01/96, collateralized by $186,523,308
                   U.S. Treasury Obligations, with various ma-
                   turities (value $125,666,042)##                   123,202,000
  25,000,000     Agreement with Deutsche Bank Financial Inc.,
                  5.875% dated 10/31/95 to be repurchased at
                   $25,004,080 on 11/01/95, collateralized by
                   $22,497,000 U.S. Treasury Obligations, with
                   various maturities and coupon rates (value
                   $25,500,857)                                       25,000,000


$ 25,000,000     Agreement with Goldman Sachs & Company,
                  5.880% dated 10/31/95 to be repurchased at
                   $25,004,083 on 11/01/95, collateralized by
                   $19,514,000 U.S. Treasury Bonds, 8.875% due
                   02/15/19 (value $25,500,247)                     $ 25,000,000
  25,000,000     Agreement with HSBC Securities,
                  5.880% dated 10/31/95 to be repurchased at
                   $25,004,083 on 11/01/95, collateralized by
                   $24,720,000 U.S. Treasury Obligations, with
                   various maturities and coupon rates (value
                   $25,500,310)                                       25,000,000
  10,000,000     Agreement with Lehman Government Securities,
                 Inc.,
                  5.700% dated 10/17/95 to be repurchased at
                   $10,031,667 on 11/06/95, collateralized by
                   $8,815,000 U.S. Treasury Bonds, 7.500% due
                   11/15/16 (value $10,196,655)                       10,000,000

  25,000,000     Agreement with Merrill Lynch & Company, Inc.,
                  5.880% dated 10/31/95 to be repurchased at
                   $25,004,083 on 11/01/95, collateralized by
                   $24,820,000 U.S. Treasury Note, 6.250% due
                   08/31/00 (value $25,503,769)                       25,000,000
  25,000,000     Agreement with Morgan (J.P.) & Company, Inc.,
                  5.875% dated 10/31/95 to be repurchased at
                   $25,004,080 on 11/01/95, collateralized by
                   $90,027,000 U.S. Treasury Obligations, with
                   various maturities and coupon rates (value
                   $25,500,121)                                       25,000,000
  25,000,000     Agreement with Smith Barney & Company,
                  5.880% dated 10/31/95 to be repurchased at
                   $25,004,083 on 11/01/95, collateralized by
                   $24,072,000 U.S. Treasury Obligations, with
                   various maturities and coupon rates (value
                   $25,500,357)                                       25,000,000
 125,000,000     Agreement with UBS Securities, Inc.,
                  5.880% dated 10/31/95 to be repurchased at
                   $125,020,417 on 11/01/95, collateralized by
                   $125,174,000 U.S. Treasury Obligations, with
                   various maturities and coupon rates (value
                   $127,500,447)                                     125,000,000
                    Total Repurchase Agreements -- Fixed Rate
                     (Cost $408,202,000)                             408,202,000

                 REPURCHASE AGREEMENTS -- TERM -- 6.9%
  10,000,000     Agreement with Lehman Government Securities,
                 Inc.,
                  5.855%+, terminable by the Portfolio within
                   seven calendar days, with a final maturity
                   date of 11/02/95. Interest receivable as of
                   10/31/95 was $41,297, collateralized by
                   $8,815,000 U.S. Treasury Bond, 7.500% due
                   11/15/16
                   (value $10,196,655)                                10,000,000
  25,000,000     Agreement with Morgan Stanley Group Inc.,**
                  5.700%, dated 10/20/95, to be repurchased on
                   11/17/95. Interest receivable as of 10/31/95
                   was $47,500, collateralized by $26,360,000
                   U.S. Treasury Note, 4.750% due 10/31/98
                   (value $25,626,669)                                25,000,000
                    Total Repurchase Agreements -- Term
                      (Cost $35,000,000)                              35,000,000


    Shares
                 MONEY MARKET FUNDS -- 2.6%
   3,058,000     AIM Treasury Fund                                 $   3,058,000
   5,662,000     Dreyfus Treasury Cash Management Fund                 5,662,000
   4,233,000     Fidelity Institutional Cash Portfolio Fund            4,233,000
                    Total Money Market Funds
                     (Cost $12,953,000)                               12,953,000
                 TOTAL INVESTMENTS
                  (Cost $628,303,091*)                 124.7 %       628,303,091

                 OTHER ASSETS AND LIABILITIES
                 (NET)                                 (24.7)%
                 Due from investment adviser                             130,064
                 Other assets                                            801,252
                 Payable for reverse repurchase agreement           (123,202,000)
                 Dividends payable                                    (2,030,977)
                 Administration fee payable                              (19,393)
                 Shareholder servicing and distribution fees
                 payable                                                 (12,035)
                 Custodian fees payable                                  (10,529)
                 Accrued Trustees' fees and expenses                      (3,185)
                 Accrued expenses and other payables                     (52,365)

                 TOTAL OTHER ASSETS AND LIABILITIES (NET)           (124,399,168)

                 NET ASSETS                            100.0 %     $ 503,903,923

                 NET ASSET VALUE, OFFERING AND REDEMPTION
                 PRICE PER SHARE
                 Capital Shares (formerly Class A Shares):
                  ($446,256,877 / 446,268,767 shares outstand-
                   ing)                                            $        1.00
                 Liquidity Shares (formerly Class B Shares):
                  ($1,720,490 / 1,720,536 shares outstanding)      $        1.00
                 Adviser Shares (formerly Class C Shares):
                  ($55,926,556 / 55,928,047 shares outstand-
                   ing)                                            $        1.00
  * Aggregate cost for Federal tax purposes.
 ** Restricted Security.
  + Rate resets daily. The interest rate shown reflects the rate currently in effect.
  # Denotes securities subject to repurchase under reverse repurchase agreement as of October 31, 1995.
 ## Securities segregated as collateral for reverse repurchase agreement.

                 AT OCTOBER 31, 1995 NET ASSETS CONSIST OF:
                 Accumulated net realized loss on investments
                 sold                                              $     (12,579)
                 Paid-in capital                                     503,916,502
                 TOTAL NET ASSETS                                  $ 503,903,923

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS                     NATIONS INSTITUTIONAL RESERVES
October 31, 1995 (unaudited)


  PRINCIPAL                                            MATURITY        VALUE
   AMOUNT        NATIONS GOVERNMENT RESERVES             DATE         (NOTE 1)
                 U.S. GOVERNMENT AGENCY OBLIGA-
                 TIONS -- 83.9%
                 FEDERAL FARM CREDIT BANK (FFCB)
                 -- 3.2%
 $5,000,000      Discount Note                         11/28/95     $ 4,978,663

                 FEDERAL FARM CREDIT BANK (FFCB)
                 NOTES -- 8.4%
  5,000,000      5.950%+                               11/01/95++     5,000,000
  6,000,000      6.1375%+                              11/28/95       6,000,825
  2,000,000      5.750%                                08/01/96       1,998,911
                                                                     12,999,736
                 FEDERAL HOME LOAN BANK (FHLB)
                 NOTES -- 11.7%

   5,000,000     5.760%+                               11/01/95++      4,998,629
   3,000,000     5.705%                                06/10/96        2,994,658
   5,000,000     6.000%                                08/07/96        5,000,000
   5,000,000     5.870%                                10/25/96        5,000,000
                                                                      17,993,287
                 FEDERAL HOME LOAN MORTGAGE COR-
                 PORATION (FHLMC) -- 11.5%
   5,000,000     Discount note                         01/05/96        4,951,250
   5,000,000     Discount note                         01/16/96        4,941,311
   3,000,000     Discount note                         01/29/96        2,958,689
   5,000,000     Discount note                         02/05/96        4,926,267
                                                                      17,777,517
                 FEDERAL NATIONAL MORTGAGE ASSO-
                 CIATION (FNMA) -- 27.7%
   3,390,000     Discount note                         11/01/95        3,390,000
   3,000,000     Discount note                         12/12/95        2,980,935
   3,000,000     Discount note                         12/27/95        2,974,100
   4,000,000     Discount note                         01/17/96        3,952,773
   3,000,000     Discount note                         01/25/96        2,960,546
   5,000,000     Discount note                         02/02/96        4,928,183
   3,000,000     Discount note                         02/20/96        2,948,570
   3,000,000     Discount note                         03/01/96        2,944,542
   5,000,000     Discount note                         03/11/96        4,899,930
   5,000,000     Discount note                         03/13/96        4,898,403
   3,000,000     Discount note                         03/22/96        2,934,325
   3,000,000     Discount note                         08/26/96        2,862,958

                                                                      42,675,265
                 FEDERAL NATIONAL MORTGAGE ASSO-
                 CIATION (FNMA) NOTE -- 3.3%
 $ 5,000,000     5.8125%+                            12/27/95++     $  5,000,000

                 STUDENT LOAN MARKETING ASSOCIA-
                 TION (SLMA) NOTES -- 18.1%
  20,000,000     5.620%+                             11/07/95++       19,941,317
   8,000,000     5.640%+                             11/07/95++        8,000,000
                                                                      27,941,317
                    Total U.S. Government Agency Obligations
                     (Cost $129,365,785)                             129,365,785

                 REPURCHASE AGREEMENTS -- 14.0%
  11,662,000     Agreement with CS First Boston Corporation,
                  5.900% dated 10/31/95 to be repurchased at
                   $11,663,911 on 11/01/95, collateralized by
                   $7,731,000 U.S. Treasury Bonds, 11.250% due
                   2/15/15 (value $11,896,982)                        11,662,000
  10,000,000     Agreement with Lehman Government Securities,
                 Inc.,
                  5.880% dated 10/31/95 to be repurchased at
                   $10,001,633 on 11/01/95, collateralized by
                   $8,815,000 U.S. Treasury Bonds, 7.500% due
                   11/15/16 (value $10,196,655)                       10,000,000
                    Total Repurchase Agreements
                     (Cost $21,662,000)                               21,662,000

  Shares
                 MONEY MARKET FUND -- 2.2% (Cost $3,386,000)
   3,386,000     Dreyfus Treasury Prime Cash Management Fund           3,386,000

                 TOTAL INVESTMENTS
                  (Cost $154,413,785*)                  100.1 %      154,413,785

                 OTHER ASSETS AND LIABILITIES
                 (NET)                                   (0.1)%
                 Due from investment adviser                              32,495
                 Other assets                                            483,845
                 Dividends payable                                      (584,556)
                 Shareholder servicing and distribution fees
                 payable                                                 (21,428)
                 Administration fee payable                               (5,758)
                 Custodian fees payable                                   (1,833)
                 Accrued Trustees' fees and expenses                        (923)
                 Accrued expenses and other payables                     (24,962)

                 TOTAL OTHER ASSETS AND LIABILITIES (NET)               (123,120)

                 NET ASSETS                             100.0 %     $154,290,665


                 NET ASSET VALUE, OFFERING AND REDEMPTION
                 PRICE PER SHARE
                 Capital Shares (formerly Class A Shares):
                  ($40,558,812 / 40,559,830 shares outstand-
                   ing)                                             $       1.00
                 Liquidity Shares (formerly Class B Shares):
                  ($2,121 / 2,121 shares outstanding)               $       1.00
                 Adviser Shares (formerly Class C Shares):
                  ($113,729,732 / 113,732,586 shares outstand-
                   ing)                                             $       1.00
  * Aggregate cost for Federal tax purposes.
  + Floating rate note. The interest rate shown reflects the rate currently in effect.
 ++ Reset date.
                 AT OCTOBER 31, 1995 NET ASSETS CONSIST OF:
                 Accumulated net realized loss on investments
                 sold                                               $     (3,083)
                 Paid-in capital                                     154,293,748
                 TOTAL NET ASSETS                                   $154,290,665

                           See Notes to Financial Statements.

STATEMENT OF NET ASSETS                     NATIONS INSTITUTIONAL RESERVES
October 31, 1995 (unaudited)


  PRINCIPAL                                                              VALUE
   AMOUNT                NATIONS MUNICIPAL RESERVES                     (NOTE 1)
                         MUNICIPAL BONDS AND NOTES --
                         100.1%

                         ALABAMA -- 4.2%
                         Homewood, Alabama, Education
                           Building Authority, Educational
                           Facilities, (Samford Univer-
                           sity), Series C, (AmSouth Bank
                           (Birmingham) LOC),
$1,300,000                 4.100% due 12/01/13++                      $1,300,000
                         McIntosh, Alabama, Industrial
                           Development Board, Pollution
                           Control Revenue, (Ciba-Geigy
                           Corporation Project), Series A,
                           (Swiss Bank LOC),
  1,000,000                3.900% due 12/01/03++                       1,000,000
                         Opelika, Alabama, Industrial De-
                           velopment Board, Industrial De-
                           velopment Revenue, (Flowers
                           Baking Company Project), (Trust
                           Company Bank LOC),
  2,000,000                3.950% due 12/01/99++                       2,000,000
                                                                       4,300,000
                         ALASKA -- 1.8%
                         Valdez, Alaska, Marine Terminal
                           Revenue, (Arco Transportation
                           Project), Series B,
  1,900,000                4.000% due 05/01/31++                       1,900,000

                         ARKANSAS -- 0.9%
                         Fayetteville, Arkansas, Public
                           Facilities Board Revenue,
                           (Charter Vista Hospital
                           Project), (Mitsubishi Bank Ltd.
                           LOC),
    934,000                3.950% due 03/01/07++                         934,000

                         CALIFORNIA -- 4.6%
                         Contra Costa (County of), Cali-
                           fornia, TRAN,
  1,000,000                4.500% due 07/03/96                         1,005,486
                         San Bernardino (County of), Cal-
                           ifornia, TRAN, GO, (Toronto
                           Dominion Bank and Bank of Nova
                           Scotia LOC),
  2,500,000                4.500% due 07/05/96                         2,508,923
                         San Diego, California, Indus-
                           trial Development Revenue,
                           (Kaiser Aerospace and Electri-
                           cal Project), Series A, AMT,
                           (ABN-Amro Bank LOC),
  1,200,000                4.050% due 10/01/07++                       1,200,000
                                                                       4,714,409
                         COLORADO -- 3.6%
                         Clear Creek (County of), Colo-
                           rado, Financing Pool, Anticipa-
                           tion Warrants, (National West-
                           minster Bank PLC LOC),
    180,000                3.950% due 06/01/98++                         180,000
                         Colorado (State of), Health Fa-
                           cilities Authority Revenue,
                           (Goodwill Industries), (Banc
                           One LOC),
  2,000,000                4.000% due 12/01/04++                       2,000,000

                         Colorado (State of), Student Ob-
                           ligation Board Authority Reve-
                           nue, Series A, AMT, (Student
                           Loan Marketing Association
                           LOC),
 $1,545,000                4.000% due 09/01/24++                      $1,545,000
                                                                       3,725,000
                         DISTRICT OF COLUMBIA -- 1.4%
                         District of Columbia, Hospital
                           Revenue, (Columbia Women's Hos-
                           pital), Series A, (Mitsubishi
                           Bank Ltd. LOC),
  1,500,000                4.200% due 07/01/20++                       1,500,000

                         FLORIDA -- 8.0%
                         Alachua (County of), Florida,
                           Health Facilities Revenue,
                           (North Florida Retirement Vil-
                           lage Project), (Kredietbank
                           N.V. LOC),
  1,800,000                3.850% due 01/01/21++                       1,800,000
                         Dade (County of), Florida, In-
                           dustrial Development Revenue,
                           (Dade Solid Waste -- Montenay
                           Project), AMT, (Banque Paribas
                           LOC),
    960,000                4.150% due 12/01/10++                         960,000
                         Florida (State of), Housing Fi-
                           nance Agency, Multi-family
                           Housing Revenue, (Blairstone
                           Project), (Citibank (New York)
                           LOC),
  1,000,000                4.000% due 12/01/07++                       1,000,000
                         Gulf Breeze, Florida, Local Gov-
                           ernment Loan Program, Series
                           B, (FGIC Insured),
                           (SBPA), (Credit Locale de
                           France),
  1,555,000                4.000% due 12/01/15++                       1,555,000
                         Hillsborough (County of), Flor-
                           ida, Industrial Development
                           Revenue, (Seaboard Tampa
                           Project), AMT, (Barclays Bank
                           PLC LOC),
  2,000,000                3.950% due 12/01/16++                       2,000,000
                         Orange (County of), Florida,
                           Health Facilities Authority
                           Revenue, (Mayflower Retirement
                           Community Project), (Rabobank
                           Nederland LOC),
  1,000,000                4.000% due 03/01/18++                       1,000,000
                                                                       8,315,000
                         GEORGIA -- 6.8%
                         De Kalb (County of), Georgia,
                           Housing Authority, Multi-family
                           Housing Revenue: (Stone Mill
                           Run Apartment Project), Series
                           A, AMT,
                           (First Tennessee Bank LOC),
  4,000,000                4.000% due 08/01/27++                       4,000,000
                          (Terrace Club Project), Series
                           A , (AmSouth Bank LOC),
  1,000,000                4.200% due 11/01/15++                       1,000,000


                         Smyrna, Georgia, Multi-family
                           Housing Authority Revenue,
                           (Hills of Post Village
                           Project), (FNMA Collateral
                           Agreement),
 $2,000,000                3.850% due 06/01/25++                      $2,000,000
                                                                       7,000,000
                         ILLINOIS -- 9.0%
                         Burbank, Illinois, Industrial
                           Development Revenue, (Service
                           Merchandise, Inc. Project),
                           (Canadian Imperial Bank of
                           Commerce LOC),
    400,000                3.800% due 09/15/24+++                        400,000
                         Chicago, Illinois, O'Hare Inter-
                           national Airport, Industrial
                           Revenue, Airport and Marina
                           Improvements, (American Air-
                           lines Project), (Westdeutsche
                           Landesbank Girozentrate LOC),
    400,000                4.000% due 12/01/17+                          400,000
                         Illinois (State of), Development
                           Financial Authority, Industrial
                           Development Revenue, (Randolph
                           Pickle Corporation Project),
                           (American National Bank and
                           Trust (Chicago) LOC),
    900,000                4.200% due 06/01/12++                         900,000
                         Illinois (State of), Education
                           Facilities Authority Revenue,
                           (Northwestern University),
                           (SBPA), (First National Bank
                           of Chicago),
  1,400,000                3.950% due 12/01/25++                       1,400,000
                         Illinois (State of), Health Fa-
                           cilities Authority Revenue:
                          (Evanston Hospital Corporation
                           Project), Series B,
  2,000,000                4.650% due 02/15/96                         2,000,000
                          (Hospital Sisters Services
                           Project), Series E, (MBIA In-
                           sured), (SBPA),
                           (Morgan Guaranty),
  1,700,000                3.850% due 12/01/14++                       1,700,000
                         Illinois (State of), Health Fa-
                           cilities Authority Revenue,
                           Health, Hospital & Nursing
                           Home Improvements, (Streeter-
                           ville Corporation Project), Se-
                           ries B, (First National Bank
                           (Chicago) LOC),
  1,000,000                3.950% due 08/15/23++                       1,000,000
                         Lombard Village, Illinois, In-
                           dustrial Project Revenue, B&H
                           Partnership,
                           (Comerica Bank LOC),
  1,500,000                4.450% due 10/01/13++                       1,500,000
                                                                       9,300,000

                         INDIANA -- 7.2%
                         Greenwood, Indiana, Industrial
                           Economic Development Revenue,
                           (Health Quest Realty Project),
                           (Banc One LOC),
 $1,355,000                4.000% due 09/01/05++                      $1,355,000
                         Indiana Bond Bank, (Advance
                           Funding Program), Notes A-3,
                           (SBPA),
                           (NBD Bank),
  4,000,000                3.995% due 01/10/96++                       4,000,000
                         Indianapolis, Indiana, Multi-
                           family Housing Revenue, (Canal
                           Square Project), (Societe Gen-
                           erale LOC),
  1,300,000                3.850% due 12/01/15++                       1,300,000
                         Portage, Indiana, Economic De-
                           velopment Revenue, (Health
                           Quest Realty Project), Series
                           94, (Banc One LOC),
    820,000                4.000% due 09/01/03++                         820,000
                                                                       7,475,000
                         KENTUCKY -- 1.0%
                         Jefferson County, Kentucky, In-
                           dustrial Development Board,
                           Economic Development Revenue,
                           (Ball Corporation Project),
                           (PNC Bank of Ohio LOC),
  1,000,000                4.150% due 04/01/98++                       1,000,000

                         LOUISIANA -- 0.2%
                         Calcasieu Parish, Louisiana, In-
                           dustrial Development Board,
                           Pollution Control Revenue,
                           (Citgo Petroleum Corporation
                           Project), (Westdeutsche Landes-
                           bank Girozentrate LOC),
    200,000                3.900% due 08/01/04++                         200,000

                         MAINE -- 1.9%
                         Maine (State of), TAN,
  2,000,000                4.500% due 06/28/96                         2,009,488

                         MARYLAND -- 1.1%
                         Baltimore (City of), Maryland,
                           Economic Development Revenue,
                           (Rock Tennessee Converting Fa-
                           cility Project), (Trust Company
                           Bank LOC),
    955,000                4.100% due 09/01/97++                         955,000
                         Montgomery (County of), Mary-
                           land, Industrial Development
                           Revenue, (Information Systems
                           and Networks Corporation
                           Project), (Pittsburgh National
                           Bank LOC),
    200,000                3.750% due 04/01/14+++                        200,000
                                                                       1,155,000

                         MICHIGAN -- 6.3%
                         Jackson (County of), Michigan,
                           Economic Development Corpora-
                           tion, Economic Development Rev-
                           enue, (Sealed Power Corporation
                           Project), (National Bank of
                           Detroit LOC),
 $1,000,000                3.850% due 10/01/19+++                    $ 1,000,000
                         Michigan (State of), Building
                           Authority, Series 1, (Canadian
                           Imperial Bank of Commerce
                           LOC),
  4,000,000                3.850% due 11/16/95                         4,000,000
                         Michigan (State of), Municipal
                           Bond Authority Revenue Notes,
                           Series B,
  1,500,000                4.500% due 07/03/96                         1,506,768
                                                                       6,506,768
                         MISSOURI -- 2.0%
                         Missouri (State of), Health and
                           Educational Facilities Author-
                           ity, Educational Facilities
                           Revenue, (Washington Univer-
                           sity), (SBPA), (Morgan Guar-
                           anty),
  2,100,000                3.900% due 09/01/09++                       2,100,000

                         NEW JERSEY -- 4.6%
                         Jersey City, New Jersey, BAN,
                           GO,
  2,000,000                5.250% due 11/17/95                         2,000,456
                         New Jersey (State of), Economic
                           Development Authority, (Catho-
                           lic Community Services
                           Project), (First Fidelity LOC),
  1,250,000                3.800% due 06/01/25++                       1,250,000
                         New Jersey (State of), Economic
                           Development Authority, First
                           Mortgage Gross Revenue, (Fran-
                           ciscan Oaks Project), Series
                           B, (Bank of Scotland LOC),
  1,500,000                3.850% due 12/01/97++                       1,500,000
                                                                       4,750,456
                         NEW MEXICO -- 0.6%
                         New Mexico Educational Assis-
                           tance Foundation, Student Loan
                           Revenue, Series B, AMT, (AMBAC
                           Insured), (Internationale Ned-
                           erlanden Bank SBPA),
    600,000                4.050% due 04/01/05++                         600,000

                         NORTH CAROLINA -- 1.3%
                         North Carolina Medical Care Com-
                           munity, (Duke University Hospi-
                           tal), Series B,
                           (SBPA), (First National Bank
                           of Chicago),
  1,300,000                3.900% due 06/01/15++                       1,300,000

                         OHIO -- 4.3%
                         Centerville, Ohio, Health Care
                           Revenue, (Bethany Lutheran Vil-
                           lage Project), (PNC Bank of
                           Ohio LOC),
  1,000,000                4.000% due 11/01/13++                       1,000,000

                         Cuyhoga (County of), Ohio, In-
                           dustrial Development Revenue
                           Refunding,
                           (Pleasant Lake Project), (Soci-
                           ety National Bank),
 $1,000,000                4.000% due 05/01/11++                     $ 1,000,000
                         Greene (County of), Ohio, Indus-
                           trial Development Revenue,
                           (AFC Stamping Project), AMT,
                           (Society National Bank LOC),
  1,000,000                4.150% due 09/01/16++                       1,000,000
                         Trumbull (County of), Ohio, In-
                           dustrial Development Revenue,
                           (ATD Corporation Project), AMT,
                           (Society National Bank),
  1,000,000                4.150% due 08/01/10++                       1,000,000
                         Warren (County of), Ohio, Indus-
                           trial Development Revenue, (Pi-
                           oneer Industrial Components
                           Inc. Project), (Mitsubishi Bank
                           (Chicago) LOC),
    400,000                4.000% due 12/01/05++                         400,000
                                                                       4,400,000
                         PENNSYLVANIA -- 2.7%
                         Chester (County of), Pennsylva-
                           nia, Industrial Development
                           Revenue, (Keystone Foods Corpo-
                           ration Project), (Bank of
                           Scotland LOC),
    400,000                3.850% due 10/15/99+++                        400,000
                         Montgomery (County of), Pennsyl-
                           vania, Higher Education and
                           Health Authority Hospital Reve-
                           nue, (AMBAC Insured), (SBPA),
                           (Swiss Bank),
  2,400,000                3.850% due 09/01/18++                       2,400,000
                                                                       2,800,000
                         SOUTH CAROLINA -- 1.0%
                         Cherokee (County of), South
                           Carolina, Industrial Develop-
                           ment Revenue, (Holmberg Elec-
                           tric Corporation Project),
                           (Wachovia Bank & Trust LOC),
  1,000,000                3.950% due 11/01/04++                       1,000,000

                         TENNESSEE -- 2.9%
                         Chattanooga, Tennessee, Indus-
                           trial Development Board, (Sea-
                           board Farms of Chattanooga
                           Project), (Bank of Nova Scotia
                           LOC),
  2,000,000                3.875% due 06/01/04++                       2,000,000

                         Jefferson City, Tennessee, In-
                           dustrial Development Board, (BA
                           Property Project), AMT, (Ameri-
                           can National Bank and Trust
                           (Chicago) LOC),
  1,000,000                4.250% due 11/01/24++                       1,000,000
                                                                       3,000,000
                         TEXAS -- 15.2%
                         Austin (County of), Texas, In-
                           dustrial Development Corpora-
                           tion, Industrial Development
                           Revenue, (Justin Industries
                           Inc. Project), (Citibank (New
                           York) LOC),
  1,900,000                3.950% due 12/01/14++                       1,900,000

                         Austin, Texas, Utility System
                           Revenue Refunding Bonds,
                           Pre-refunded,
 $  875,000                10.000% due 11/15/95                     $     894,302
                         El Paso, Texas, Housing Finance
                           Corporation, (Viva Apartments
                           Project), AMT, (General Elec-
                           tric Capital Corporation LOC),
  3,000,000                4.250% due 09/01/23#                        3,000,000
                         Galveston, Texas, Industrial De-
                           velopment Corporation, (Mitch-
                           ell Interests Project), Series
                           A, AMT, (National Westminster
                           Bank PLC LOC),
  1,100,000                4.050% due 09/01/13++                       1,100,000
                         Houston, Texas, Certificates of
                           Obligation, Series B,
  1,900,000                3.900% due 04/01/14++                       1,900,000
                         San Antonio, Texas, Independent
                           School District, School Im-
                           provement Bonds, GO, Pre-
                           refunded,
    875,000                8.125% due 11/01/95                           875,000
                         Texas (State of), TRAN, Series
                           A,
  5,000,000                4.750% due 08/30/96                         5,027,886
                         Trinity River, Texas, Industrial
                           Development Authority, Indus-
                           trial Development Revenue Bond,
                           Series 1994, (Toys "R" Us
                           Project), (Bankers Trust LOC),
  1,000,000                3.875% due 11/01/14++                       1,000,000
                                                                      15,697,188
                         UTAH -- 2.3%
                         Salt Lake City, Utah, Industrial
                           Development Revenue, (SPS Tech-
                           nologies Inc. Project), AMT,
                           (National Australia Bank LOC),
  1,000,000                4.150% due 12/01/12++                       1,000,000
                         Utah (County of), Utah, Indus-
                           trial Development Revenue,
                           (McWare Inc. Project), (AmSouth
                           Bank (Birmingham) LOC),
  1,380,000                4.150% due 02/01/98++                       1,380,000
                                                                       2,380,000
                         VERMONT -- 2.0%
                         Vermont (State of), Education
                           and Health Buildings, Finance
                           Agency Revenue, (VHA New En-
                           gland Project), Series F,
                           (AMBAC Insured),
                           (SBPA), (First National Bank
                           of Chicago),
  2,100,000                3.850% due 12/01/25++                       2,100,000

                         VIRGINIA -- 1.0%
                         Botetourt (County of), Virginia,
                           Industrial Development Author-
                           ity, Industrial Development
                           Revenue, (Emkay Holdings LLC
                           Project), AMT, (State Street
                           Bank & Trust Company LOC),
 $1,000,000                3.950% due 10/01/05++                    $  1,000,000

                         WASHINGTON -- 1.0%
                         Washington (State of), Public
                           Power Supply Systems, (Nuclear
                           Project No. 3), Revenue Re-
                           funding,
  1,000,000                6.700% due 07/01/96                         1,017,444

                         WEST VIRGINIA -- 1.2%
                         Ohio (County of), West Virginia,
                           Industrial Development Revenue,
                           (Ohio Valley/Clarksburg Drug
                           Company Project), (PNC Bank
                           LOC),
  1,200,000                4.100% due 12/01/01+++                      1,200,000
                            Total Municipal Bonds and
                           Notes (Cost $103,379,753)                 103,379,753

   Shares
                         MONEY MARKET FUNDS -- 0.4%
    400,000              AIM Tax-Exempt Fund                             400,000
                         Fidelity Institutional Tax-
     30,000                Exempt Cash Management Fund                    30,000
                            Total Money Market Funds
                           (Cost $430,000)                               430,000
                         TOTAL INVESTMENTS (Cost
                           $103,809,753*)          100.5 %           103,809,753
                         OTHER ASSETS AND LIABILITIES
                           (NET)                    (0.5)%
                         Due from investment adviser                      66,483
                         Other assets                                    860,895
                         Due to custodian                             (1,152,465)
                         Dividends payable                              (301,552)
                         Shareholder servicing and dis-
                           tribution fees payable                        (13,977)
                         Administration fee payable                       (4,661)
                         Custodian fees payable                           (1,882)
                         Accrued Trustees' fees and expenses                (827)
                         Accrued expenses and other payables             (14,610)

                         TOTAL OTHER ASSETS AND LIA-
                           BILITIES (NET)                                   (562,596)

                         NET ASSETS                 100.0 %             $103,247,157

                         NET ASSET VALUE, OFFERING AND
                           REDEMPTION PRICE PER SHARE
                         Capital Shares (formerly Class A
                           Shares):
                           ($34,981,801 / 34,982,197
                           shares outstanding)                      $       1.00
                         Liquidity Shares (formerly Class
                           B Shares):
                           ($2,265,054 / 2,265,079 shares
                           outstanding)                             $       1.00
                         Adviser Shares (formerly Class C
                           Shares):
                           ($66,000,302 / 66,001,033
                           shares outstanding)                      $       1.00
  * Aggregate cost for Federal tax purposes.
  + Variable rate demand notes are payable upon not more
    than one business day's notice. The interest rate
    shown reflects the rate currently in effect.
 ++ Variable rate demand notes are payable upon not more
    than seven calendar days' notice. The interest rate
    shown reflects the rate currently in effect.
+++ Variable rate demand notes are payable upon not more
    than thirty calendar days' notice. The interest rate
    shown reflects the rate currently in effect.
 # "Put" bonds and notes have demand features which may
    mature within one year. The interest rate shown re-
    flects the rate currently in effect.

Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
BAN   -- Bond Anticipation Notes
FGIC   -- Federal Guaranty Insurance Corporation
FNMA   -- Federal National Mortgage Association
GO    -- General Obligation Bonds
LOC   -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance
SBPA   -- Standby Bond Purchase Agreement
TAN    -- Tax Anticipation Notes
TRAN  -- Tax and Revenue Anticipation Notes

                         AT OCTOBER 31, 1995 NET ASSETS
                           CONSIST OF:
                         Accumulated net realized loss on
                           investments sold                         $     (1,152)
                         Paid-in capital                             103,248,309
                         TOTAL NET ASSETS                           $103,247,157

                    See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                    NATIONS INSTITUTIONAL RESERVES
For the Six Months Ended October 31, 1995 (unaudited)


                                     NATIONS       NATIONS       NATIONS      NATIONS
                                       CASH       TREASURY     GOVERNMENT    MUNICIPAL
                                     RESERVES     RESERVES      RESERVES     RESERVES
Investment Income:
  Interest                         $ 6,655,240  $ 10,162,338  $ 3,105,568  $ 2,034,626
  Dividends                            264,527       459,060       86,495       50,142
   Total Investment Income           6,919,767    10,621,398    3,192,063    2,084,768

Expenses:
  Investment advisory fee              341,139       535,424      162,308      158,702
  Administration fee                   113,713       178,475       54,103       52,901
  Transfer agent fees                   12,257        37,887        7,115       11,397
  Custodian fees                        21,584        54,601        9,453       10,356
  Trustees' fees and expenses            5,366         8,844        2,079        2,051
  Registration and filing fees          80,402        76,749       26,598       42,684
  Legal and audit fees                  26,701        41,159        5,761       16,949
  Amortization of organization
   costs                                 4,248         8,341       --              522
  Other                                  2,961         9,325          775          145
   Subtotal                            608,371       950,805      268,192      295,707
  Shareholder servicing and dis-
   tribution fee:
   Liquidity Shares                      6,587         1,349            2        2,489
   Adviser Shares                       61,809        75,114      129,378       86,974
  Fees waived and/or expenses
   reimbursed by investment ad-
   viser and administrator            (380,168)     (593,181)    (158,984)    (189,497)
   Total Expenses                      296,599       434,087      238,588      195,673
     Net Investment Income           6,623,168    10,187,311    2,953,475    1,889,095
   Net Realized Loss on Invest-
     ments                              --           --            (2,675)      --
   Net Increase in Net Assets
     Resulting From Operations      $ 6,623,168  $ 10,187,311  $ 2,950,800  $ 1,889,095

                    See Notes to Financial Statements.

STATEMENT OF CASH FLOWS                     NATIONS INSTITUTIONAL RESERVES
For the Six Months Ended October 31, 1995 (unaudited)


NATIONS TREASURY RESERVES
Cash flows from operating and
  investing activities:
  Investment income received               $   7,724,783
  Payment of operating expenses                 (442,312)
  Net purchases of short-term
   investments                              (316,492,760)
Cash used by operating and in-
  vesting activities                                               $(309,210,289)
Cash flows from financing activ-
  ities:
  Proceeds from shares sold                  869,254,682
  Payments on shares redeemed               (673,530,060)
  Cash provided from reverse re-
   purchase agreements                       123,202,000
  Distributions paid*                         (9,716,230)
Cash provided by financing ac-
  tivities                                                           309,210,392
Increase in cash                                                             103
Cash at beginning of period                                                   18
Cash at end of Period                                              $         121
RECONCILIATION OF NET INCREASE
  IN NET ASSETS FROM OPERATIONS
  TO CASH PROVIDED BY OPERATING
  ACTIVITIES:
Net increase in net assets re-
  sulting from operations                                          $  10,187,311
  Increase in investments                  $(319,012,273)
  Increase in interest and divi-
   dends receivable                             (402,928)
  Decrease in other assets                         3,429
  Increase in accrued expenses                    14,172
Cash used by operating activi-
  ties                                                             $(309,210,289)

* Non cash activities include reinvestment of dividends of $49,674.

                    See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS         NATIONS INSTITUTIONAL RESERVES
Six Months Ended October 31, 1995 (unaudited)


                                  NATIONS        NATIONS        NATIONS        NATIONS
                                   CASH          TREASURY      GOVERNMENT     MUNICIPAL
                                 RESERVES        RESERVES       RESERVES       RESERVES
Net investment income         $   6,623,168   $  10,187,311  $   2,953,475  $   1,889,095
Net realized loss on invest-
  ments sold during the pe-
  riod                              --              --              (2,675)       --
Net increase in net assets
  resulting from operations       6,623,168      10,187,311      2,950,800      1,889,095
Distributions to sharehold-
  ers from net investment
  income:
   Capital Shares                (4,956,085)     (8,480,416)      (117,132)      (614,282)
   Liquidity Shares                (251,162)        (50,266)           (58)       (60,014)
   Adviser Shares                (1,415,921)     (1,656,629)    (2,836,285)    (1,214,799)
Net increase/(decrease) in
  net assets from Fund share
  transactions:
   Capital Shares               460,053,368     194,564,585     40,557,819      2,628,732
   Liquidity Shares              11,628,756       1,046,333             58       (325,989)
   Adviser Shares                12,034,124         163,378     14,485,040      1,877,598
Net increase in net assets      483,716,248     195,774,296     55,040,242      4,180,341
Net Assets:
Beginning of period             181,748,071     308,129,627     99,250,423     99,066,816
End of period                  $ 665,464,319   $ 503,903,923  $ 154,290,665  $ 103,247,157

                    See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS         NATIONS INSTITUTIONAL RESERVES
Year Ended April 30, 1995


                                  NATIONS        NATIONS         NATIONS        NATIONS
                                   CASH          TREASURY      GOVERNMENT      MUNICIPAL
                                 RESERVES        RESERVES       RESERVES        RESERVES
Net investment income         $   8,016,550   $  15,603,639  $    5,980,505  $   2,272,365
Net realized gain/(loss) on
  investments sold during
  the year                              465         --                 (408)       --
Net increase in net assets
  resulting from operations       8,017,015      15,603,639       5,980,097      2,272,365
Distributions to sharehold-
  ers from net investment
  income:
   Capital Shares                (6,283,716)    (14,047,209)       (117,060)    (1,076,833)
   Liquidity Shares                (527,606)       (120,316)     (2,762,795)       (92,633)
   Adviser Shares                (1,205,320)     (1,436,114)     (3,100,650)    (1,102,899)
Net increase/(decrease) in
  net assets from Fund share
  transactions (Note 4):
   Capital Shares                24,211,274     (86,813,062)    (10,816,825)    (3,345,368)
   Liquidity Shares             (69,785,073)    (13,553,102)   (259,835,082)   (11,213,995)
   Adviser Shares                47,683,400      55,764,669      99,247,546     64,123,435
Net increase/(decrease) in
  net assets                      2,109,974     (44,601,495)   (171,404,769)    49,564,072
Net Assets:
Beginning of year               179,638,097     352,731,122     270,655,192     49,502,744
End of year                    $ 181,748,071   $ 308,129,627  $   99,250,423  $  99,066,816

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For a Capital Share outstanding throughout each period.


                                                    NATIONS CASH RESERVES
                              SIX MONTHS
                                ENDED        YEAR       YEAR        YEAR       YEAR      PERIOD
                               10/31/95      ENDED      ENDED      ENDED      ENDED       ENDED
                             (UNAUDITED)   04/30/95   04/30/94    04/30/93   04/30/92   04/30/91*
Capital Shares:
Net asset value, beginning
  of period                   $    1.00   $    1.00  $    1.00   $    1.00  $    1.00  $    1.00
Net investment income            0.0298      0.0480     0.0283      0.0315     0.0492     0.0392
Dividends from net invest-
  ment income                   (0.0298)    (0.0480)   (0.0283)    (0.0315)   (0.0492)   (0.0392)
Net asset value, end of
  period                       $    1.00   $    1.00  $    1.00   $    1.00  $    1.00  $    1.00
Total Return++                     3.01%       4.91%      2.87%       3.19%      5.03%      7.35%+
Ratios to average net as-
  sets/supplemental data:
  Net assets, end of pe-
   riod (000's)                $ 594,116   $ 134,064  $ 109,852   $  55,739  $ 100,943  $  19,387
  Ratio of operating ex-
   penses to average net
   assets                          0.20%+      0.29%      0.45%       0.45%      0.45%      0.45%+
  Ratio of net investment
   income to average net
   assets                          5.87%+      4.96%      2.83%       3.15%      4.61%      7.04%+
  Ratio of operating ex-
   penses to average net
   assets without waivers          0.53%+      0.52%      0.56%       0.59%      0.74%      0.79%+
  Ratio of net investment
   income to average net
   assets without waivers          5.54%+      4.73%      2.72%       3.01%      4.32%      6.70%+
  Net investment income
   per share without
   waivers                     $  0.0281   $  0.0458  $  0.0272   $  0.0298  $  0.0455  $  0.0373

 * The Nations Cash Reserves Capital Shares commenced operations on Octo-ber 10, 1990.
 + Annualized.
++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For a Liquidity Share outstanding throughout each period.


                                                    NATIONS CASH RESERVES
                              SIX MONTHS
                                ENDED        YEAR       YEAR        YEAR       YEAR      PERIOD
                               10/31/95      ENDED      ENDED      ENDED      ENDED       ENDED
                             (UNAUDITED)   04/30/95   04/30/94    04/30/93   04/30/92   04/30/91*
Liquidity Shares:
Net asset value, beginning
  of period                   $    1.00   $    1.00  $    1.00   $    1.00  $    1.00  $    1.00
Net investment income            0.0290      0.0471     0.0273      0.0305     0.0482     0.0197
Dividends from net invest-
  ment income                   (0.0290)    (0.0471)   (0.0273)    (0.0305)   (0.0482)   (0.0197)
Net asset value, end of
  period                       $    1.00   $    1.00  $    1.00   $    1.00  $    1.00  $    1.00
Total Return++                     2.95%       4.81%      2.77%       3.09%      4.92%      6.44%+
Ratios to average net as-
  sets/supplemental data:
  Net assets, end of pe-
   riod (000's)                $  11,631   $       2  $  69,786   $  19,411  $   4,776  $  10,361
  Ratio of operating ex-
   penses to average net
   assets                          0.35%+      0.38%      0.55%       0.55%      0.55%      0.55%+
  Ratio of net investment
   income to average net
   assets                          5.72%+      4.87%      2.74%       2.96%      4.94%      6.41%+
  Ratio of operating ex-
   penses to average net
   assets without waivers          0.68%+      0.61%      0.65%       0.68%      0.85%      0.87%+
  Ratio of net investment
   income to average net
   assets without waivers          5.39%+      4.64%      2.64%       2.82%      4.64%      6.09%+
  Net investment income
   per share without
   waivers                     $  0.0273   $  0.0448  $  0.0262   $  0.0287  $  0.0447  $ 0.0186

  * The Nations Cash Reserves Liquidity Shares commenced operations on
    January 9, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES

For an Adviser Share outstanding throughout each period.


                                                      NATIONS CASH RESERVES
                                                  SIX MONTHS
                                                     ENDED              PERIOD
                                                   10/31/95              ENDED
                                                  (UNAUDITED)          04/30/95*
Adviser Shares:
Net asset value, beginning of period            $    1.00           $    1.00
Net investment income                                0.0285              0.0316
Dividends from net investment income                (0.0285)            (0.0316)
Net asset value, end of period                  $    1.00           $    1.00
Total Return++                                       2.88%               3.20%
Ratios to average net assets/supplemen-
tal data:
  Net assets, end of period (000's)             $  59,717           $  47,682
  Ratio of operating expenses to aver-
   age net assets                                    0.45%+              0.54%+
  Ratio of net investment income to av-
   erage net assets                                  5.62%+              4.71%+
  Ratio of operating expenses to aver-
   age net assets without waivers                    0.78%+              0.77%+
  Ratio of net investment income to av-
   erage net assets without waivers                  5.29%+              4.48%+
  Net investment income per share with-
   out waivers                                    $  0.0268           $ 0.0300

  * The Nations Cash Reserves Adviser Shares commenced operations on Sep-tember 22, 1994.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For a Capital Share outstanding throughout each period.


                                              NATIONS TREASURY RESERVES
                         SIX MONTHS
                            ENDED        YEAR       YEAR       YEAR       YEAR       PERIOD
                          10/31/95       ENDED      ENDED      ENDED      ENDED      ENDED
                         (UNAUDITED)   04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Capital Shares:
Net asset value, be-
  ginning of period      $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Income from invest-
  ment operations:
Net investment income       0.0290       0.0480     0.0298     0.0323     0.0481      0.0176
Net realized gain on
  investments                --           --         --        0.0001     0.0003       --
Total from investment
  operations                0.0290       0.0480     0.0298     0.0324     0.0484      0.0176
Less Distributions:
  Dividends from net
   investment income       (0.0290)     (0.0480)   (0.0298)   (0.0323)   (0.0481)    (0.0176)
  Distributions from
   net realized gains        --           --         --       (0.0001)   (0.0003)      --
   Total distribu-
     tions                 (0.0290)     (0.0480)   (0.0298)   (0.0324)   (0.0484)    (0.0176)
Net asset value, end
  of period               $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Total Return++                2.94%        4.91%      3.02%      3.29%      4.92%       5.89%+
Ratios to average net
  assets/supplemental data:
  Net assets, end of
   period (000's)         $ 446,257    $ 251,694  $ 338,504  $ 418,644  $  19,587   $   4,519
  Ratio of operating
   expenses to aver-
   age net assets             0.20%+       0.20%      0.20%      0.20%      0.26%       0.45%+
  Ratio of net invest-
   ment income to av-
   erage net assets           5.74%+       4.79%      2.99%      2.99%      4.39%       5.85%+
  Ratio of operating
   expenses to aver-
   age net assets
   without waivers            0.53%+       0.50%      0.52%      0.72%      1.06%       0.94%+
  Ratio of net invest-
   ment income to av-
   erage net assets
   without waivers            5.40%+       4.50%      2.67%      2.48%      3.59%       5.36%+
  Net investment in-
   come per share
   without waivers        $  0.0273    $  0.0451  $  0.0267  $  0.0251  $  0.0368   $ 0.0161

 * The Nations Treasury Reserves Capital Shares commenced operations on
   January 11, 1991.
 + Annualized.
++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For a Liquidity Share outstanding throughout each period.


                                              NATIONS TREASURY RESERVES
                         SIX MONTHS
                            ENDED        YEAR       YEAR       YEAR       YEAR       PERIOD
                          10/31/95       ENDED      ENDED      ENDED      ENDED      ENDED
                         (UNAUDITED)   04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Liquidity Shares:
Net asset value, be-
  ginning of period       $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Income from invest-
  ment operations:
  Net investment in-
   come                     0.0282       0.0462     0.0263     0.0288     0.0454      0.0173
  Net realized gain on
   investments               --           --         --        0.0001     0.0003       --
   Total from invest-
     ment operations        0.0282       0.0462     0.0263     0.0289     0.0457      0.0173
Less Distributions:
  Dividends from net
   investment income       (0.0282)     (0.0462)   (0.0263)   (0.0288)   (0.0454)    (0.0173)
  Distributions from
   net realized gains        --           --         --       (0.0001)   (0.0003)         --
   Total distribu-
     tions                 (0.0282)     (0.0462)   (0.0263)   (0.0289)   (0.0457)    (0.0173)
Net asset value, end
  of period               $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Total Return++                2.86%        4.71%      2.67%      2.93%      4.64%       5.79%+
Ratios to average net
  assets/supplemental data:
  Net assets, end of
   period (000's)         $   1,720    $     674  $  14,227  $   3,369  $   2,807   $   2,891
  Ratio of operating
   expenses to aver-
   age net assets             0.35%+       0.49%      0.55%      0.55%      0.52%       0.55%+
  Ratio of net invest-
   ment income to av-
   erage net assets           5.59%+       4.50%      2.67%      2.89%      4.62%       5.75%+
  Ratio of operating
   expenses to aver-
   age net assets
   without waivers            0.68%+       0.79%      0.87%      1.07%      1.32%       1.04%+
  Ratio of net invest-
   ment income to av-
   erage net assets
   without waivers            5.25%+       4.21%      2.35%      2.37%      3.82%       5.26%+
  Net investment in-
   come per share
   without waivers        $  0.0265    $  0.0431  $  0.0232  $  0.0213  $  0.0349   $ 0.0160

  * The Nations Treasury Reserves Liquidity Shares commenced operations on
    January 11, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For an Adviser Share outstanding throughout each period.


                                                   NATIONS TREASURY RESERVES
                                                 SIX MONTHS
                                                   ENDED                PERIOD
                                                  10/31/95              ENDED
                                                (UNAUDITED)           04/30/95*
Adviser Shares:
Net asset value, beginning of period             $    1.00            $    1.00
Net investment income                               0.0277               0.0308
Dividends from net investment income               (0.0277)             (0.0308)
Net asset value, end of period                   $    1.00            $    1.00
Total Return++                                        2.81%                3.11%
Ratios to average net assets/supple-
  mental data:
  Net assets, end of period (000's)              $  55,927            $  55,762
  Ratio of operating expenses to av-
   erage net assets                                   0.45%+               0.45%+
  Ratio of net investment income to
   average net assets                                 5.49%+               4.54%+
  Ratio of operating expenses to av-
   erage net assets without waivers                   0.78%+               0.75%+
  Ratio of net investment income to
   average net assets without waiv-
   ers                                                5.15%+               4.25%+
  Net investment income per share
   without waivers                               $  0.0260            $ 0.0288

  * The Nations Treasury Reserves Adviser Shares commenced operations on
    September 22, 1994.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For a Capital Share outstanding throughout each period.


                                             NATIONS GOVERNMENT RESERVES
                         SIX MONTHS
                            ENDED        YEAR       YEAR       YEAR       YEAR       PERIOD
                          10/31/95       ENDED      ENDED      ENDED      ENDED      ENDED
                         (UNAUDITED)   04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Capital Shares:
Net asset value, be-
  ginning of period      $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Income from invest-
  ment operations:
  Net investment in-
   come                     0.0291       0.0463     0.0278     0.0312     0.0343      0.0168
  Net realized gain on
   investments               --           --         --         --        0.0023       --
   Total from invest-
     ment operations        0.0291       0.0463     0.0278     0.0312     0.0366      0.0168
Less Distributions:
  Dividends from net
   investment income       (0.0291)     (0.0463)   (0.0278)   (0.0312)   (0.0343)    (0.0168)
  Distributions from
   net realized gains        --           --         --         --       (0.0023)      --
   Total distribu-
     tions                 (0.0291)     (0.0463)   (0.0278)   (0.0312)   (0.0366)    (0.0168)
Net asset value, end
  of period               $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Total Return++                2.95%        4.72%      2.82%      3.15%      3.71%       5.57%+
Ratios to average net
  assets/supplemental data:
  Net assets, end of
   period (000's)         $  40,559    $       2  $  10,819  $   7,396  $   1,800   $     295
  Ratio of operating
   expenses to aver-
   age net assets             0.20%+       0.32%      0.45%      0.45%      0.45%       0.45%+
  Ratio of net invest-
   ment income to av-
   erage net assets           5.68%+       4.35%      2.78%      3.07%      4.24%       5.89%+
  Ratio of operating
   expenses to aver-
   age net assets
   without waivers            0.49%+       0.54%      0.51%      0.64%      0.76%       0.80%+
  Ratio of net invest-
   ment income to av-
   erage net assets
   without waivers            5.39%+       4.13%      2.72%      2.88%      3.93%       5.54%+
  Net investment in-
   come per share
   without waivers        $  0.0276    $  0.0439  $  0.0272  $  0.0288  $  0.0313   $  0.0158

  * The Nations Government Reserves Capital Shares commenced operations on
    January 17, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For a Liquidity Share outstanding throughout each period.


                                             NATIONS GOVERNMENT RESERVES
                         SIX MONTHS
                            ENDED        YEAR       YEAR       YEAR       YEAR       PERIOD
                          10/31/95       ENDED      ENDED      ENDED      ENDED      ENDED
                         (UNAUDITED)   04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Liquidity Shares:
Net asset value, be-
  ginning of period      $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Income from invest-
  ment operations:
  Net investment in-
   come                     0.0279       0.0453     0.0268     0.0302     0.0461      0.0176
  Net realized gain on
   investments               --           --         --         --        0.0023       --
   Total from invest-
     ment operations        0.0279       0.0453     0.0268     0.0302     0.0484      0.0176
Less Distributions:
  Dividends from net
   investment income       (0.0279)     (0.0453)   (0.0268)   (0.0302)   (0.0461)    (0.0176)
  Distributions from
   net realized gains        --           --         --         --       (0.0023)      --
   Total distribu-
     tions                 (0.0279)     (0.0453)   (0.0268)   (0.0302)   (0.0484)    (0.0176)
Net asset value, end
  of period               $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Total Return++                2.82%        4.59%      2.71%      3.05%      4.70%       6.04%+
Ratios to average net
  assets/supplemental data:
  Net assets, end of
   period (000's)         $       2    $       2  $ 259,836  $ 149,252  $  12,486   $   5,589
  Ratio of operating
   expenses to aver-
   age net assets             0.35%+       0.40%      0.55%      0.55%      0.55%       0.55%+
  Ratio of net invest-
   ment income to av-
   erage net assets           5.53%+       4.27%      2.68%      2.71%      4.46%       5.86%+
  Ratio of operating
   expenses to aver-
   age net assets
   without waivers            0.64%+       0.62%      0.61%      0.74%      0.86%       0.94%+
  Ratio of net invest-
   ment income to av-
   erage net assets
   without waivers            5.24%+       4.05%      2.62%      2.52%      4.18%       5.47%+
  Net investment in-
   come per share
   without waivers        $  0.0264    $  0.0430  $  0.0262  $  0.0274  $  0.0422   $  0.0170

  * The Nations Government Reserves Liquidity Shares commenced operations on January 11, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For an Adviser Share outstanding throughout each period.


                                                 NATIONS GOVERNMENT RESERVES
                                              SIX MONTHS
                                                ENDED                  PERIOD
                                               10/31/95                 ENDED
                                             (UNAUDITED)              04/30/95*
Adviser Shares:
Net asset value, beginning of
  period                                      $    1.00              $    1.00
Net investment income                            0.0274                 0.0299
Dividends from net investment
  income                                        (0.0274)               (0.0299)
Net asset value, end of period                $    1.00              $    1.00
Total Return++                                     2.76%                  3.04%
Ratios to average net as-
  sets/supplemental data:
  Net assets, end of period
   (000's)                                    $ 113,730              $  99,246
  Ratio of operating expenses to
   average net assets                              0.45%+                 0.57%+
  Ratio of net investment income
   to average net assets                           5.43%+                 4.10%+
  Ratio of operating expenses to
   average net assets without
   waivers                                         0.74%+                 0.79%+
  Ratio of net investment income
   to average net assets without
   waivers                                         5.14%+                 3.88%+
  Net investment income per
   share without waivers                      $  0.0259              $ 0.0283

  * The Nations Government Reserves Adviser Shares commenced operations on
    September 22, 1994.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For a Capital Share outstanding throughout each period.


                                              NATIONS MUNICIPAL RESERVES
                         SIX MONTHS
                            ENDED        YEAR       YEAR       YEAR       YEAR       PERIOD
                          10/31/95       ENDED      ENDED      ENDED      ENDED      ENDED
                         (UNAUDITED)   04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Capital Shares:
Net asset value, be-
  ginning of period      $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Net investment income       0.0188       0.0313     0.0198     0.0231     0.0356      0.0245
Dividends from net
  investment income        (0.0188)     (0.0313)   (0.0198)   (0.0231)   (0.0356)    (0.0245)
Net asset value, end
  of period              $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Total Return++                1.90%        3.19%      2.00%      2.34%      3.62%       4.62%+
Ratios to average net
  assets/supplemental data:
  Net assets, end of
   period (000's)        $  34,982    $  32,353  $  35,698  $  26,145  $  18,150   $   5,064
  Ratio of operating
   expenses to aver-
   age net assets             0.20%+       0.23%      0.45%      0.45%      0.45%       0.45%+
  Ratio of net invest-
   ment income to av-
   erage net assets           3.73%+       3.36%      1.98%      2.27%      3.38%       4.70%+
  Ratio of operating
   expenses to aver-
   age net assets
   without waivers
   and/or expenses
   reimbursed                 0.56%+       0.59%      0.58%      0.66%      0.89%       0.99%+
  Ratio of net invest-
   ment income to av-
   erage net assets
   without waivers
   and/or expenses
   reimbursed                 3.37%+       2.99%      1.85%      2.05%      2.94%       4.16%+
  Net investment in-
   come per share
   without waivers
   and/or expenses
   reimbursed            $  0.0170    $  0.0279  $  0.0186  $  0.0203  $  0.0296   $  0.0216

  * The Nations Municipal Reserves Capital Shares commenced operations on
    October 23, 1990.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For a Liquidity Share outstanding throughout each period.


                                              NATIONS MUNICIPAL RESERVES
                         SIX MONTHS
                            ENDED        YEAR       YEAR       YEAR       YEAR       PERIOD
                          10/31/95       ENDED      ENDED      ENDED      ENDED      ENDED
                         (UNAUDITED)   04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Liquidity Shares:
Net asset value, be-
  ginning of period      $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Net investment income       0.0181       0.0304     0.0188     0.0221     0.0346      0.0478
Dividends from net
  investment income        (0.0181)     (0.0304)   (0.0188)   (0.0221)   (0.0346)    (0.0478)
Net asset value, end
  of period              $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Total Return++                1.81%        3.09%      1.90%      2.24%      3.52%       4.60%+
Ratios to average net
  assets/
  supplemental data:
  Net assets, end of
   period (000's)        $   2,265    $   2,591  $  13,805  $  10,766  $  11,473   $   8,927
  Ratio of operating
   expenses to aver-
   age net assets             0.35%+       0.33%      0.55%      0.55%      0.55%       0.55%+
  Ratio of net invest-
   ment income to av-
   erage net assets           3.58%+       3.26%      1.86%      2.21%      3.36%       5.22%+
  Ratio of operating
   expenses to aver-
   age net assets
   without waivers
   and/or expenses
   reimbursed                 0.71%+       0.69%      0.67%      0.76%      0.99%       0.81%+
  Ratio of net invest-
   ment income to av-
   erage net assets
   without waivers
   and/or expenses
   reimbursed                 3.22%+       2.89%      1.74%      2.00%      2.92%       4.96%+
  Net investment in-
   come per share
   without waivers
   and/or expenses
   reimbursed             $  0.0163    $  0.0270  $  0.0176  $  0.0192  $  0.0285   $  0.0455

  * The Nations Municipal Reserves Liquidity Shares commenced operations on June 1, 1990.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For an Adviser Share outstanding throughout each period.


                                                 NATIONS MUNICIPAL RESERVES
                                              SIX MONTHS
                                                 ENDED                  PERIOD
                                               10/31/95                 ENDED
                                              (UNAUDITED)             04/30/95*
Adviser Shares:
Net asset value, beginning of
  period                                      $    1.00               $    1.00
Net investment income                            0.0176                  0.0199
Dividends from net investment
  income                                        (0.0176)                (0.0199)
Net asset value, end of period                $    1.00               $    1.00
Total Return++                                     1.78%                   2.02%
Ratios to average net as-
  sets/supplemental data:
  Net assets, end of period
   (000's)                                    $  66,000               $  64,123
  Ratio of operating expenses to
   average net assets                              0.45%+                  0.48%+
  Ratio of net investment income
   to average net assets                           3.48%+                  3.11%+
  Ratio of operating expenses to
   average net assets without
   waivers and/or expenses reim-
   bursed                                          0.81%+                  0.84%+
  Ratio of net investment income
   to average net assets without
   waivers and/or expenses reim-
   bursed                                          3.12%+                  2.74%+
  Net investment income per
   share without waivers and/or
   expenses reimbursed                        $  0.0158               $ 0.0176

  * The Nations Municipal Reserves Adviser Shares commenced operations on
    September 22, 1994.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

Notes to Financial Statement (unaudited)    Nations Institutional Reserves

1. Significant Accounting Policies.

NATIONS INSTITUTIONAL RESERVES (formerly known as The Capitol Mutual Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust currently offers four portfolios: Nations Cash Reserves (formerly, Cash Reserves), Nations Trea-sury Reserves (formerly, Treasury Reserves), Nations Government Reserves (formerly, Government Reserves) and Nations Municipal Reserves (formerly, Tax Free Reserves) (collectively the "Portfolios"). The Portfolios cur-rently offer three classes of shares: Capital Shares (formerly, Class A Shares), Liquidity Shares (formerly, Class B Shares) and Adviser Shares (formerly, Class C Shares). The Board of Trustees has authorized the issu-ance of Market Shares (formerly, Class D Shares). As of October 31, 1995, no Market Shares have been sold. Matters affecting each class will be voted on exclusively by their shareholders. The following is a summary of significant accounting policies followed by the Portfolios in the prepara-tion of their financial statements.

    Securities Valuation--The portfolio securities of each Portfolio are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant.

    Repurchase Agreements--Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Unless permitted by the Securities and Exchange Commission, the Portfolio will not enter into repurchase agreements with the investment adviser, the distributor or any of their affiliates. The Portfolio's investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

    Reverse Repurchase Agreement--Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves each may enter into reverse repurchase agreements with institutions that the Portfolio's investment adviser has determined are creditworthy. Under a reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time a Portfolio enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Statement of Net Assets.

    At October 31, 1995, Nations Treasury Reserves had reverse repurchase agreements outstanding as follows:

        Maturity Amount                               $ 123,202,000
        Maturity Date                                      07/01/96
        Market Value of Assets Sold
          Under Agreements                             $123,037,887

    The average daily balance of reverse repurchase agreements outstanding during the six months ended October 31, 1995 was $51,421,924. Nations Cash Reserves and Nations Government Reserves did not enter into any reverse repurchase agreements during the six months ended October 31, 1995.

    The proceeds received by Nations Treasury Reserves under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the year, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $34,167 and have been included in interest income in the Statement of Operations.

    Securities Transactions and Investment Income--Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income, adjusted for amortization of discounts and premiums on investments to maturity, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized gains and losses are allocated among the classes based upon the relative net assets of each class.

    Dividends and Distributions to Shareholders--It is the policy of the Portfolios to declare dividends daily from net investment income and to pay such dividends monthly. The Portfolios will distribute net realized short-term capital gains, unless offset by any available capital loss carryforward, annually after the fiscal year in which earned or more frequently to maintain a net asset value of $1.00 per share. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Portfolio as a whole.

    Federal Income Taxes--Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    Expenses--General expenses of the Trust are allocated to the Portfolios based upon relative net assets. Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes to which the expense relates based on the relative average net assets of each class.

2. Investment Advisory Fee, Administrative Fee and Related Party Transac-tions.

The Trust has entered into an Investment Advisory Agreement with Nations-Bank, N.A. (together with its predecessors "NationsBank"), a successor to NationsBank of North Carolina, N.A., an indirect wholly-owned subsidiary of NationsBank Corporation, with respect to each Portfolio. Under the terms of this agreement, NationsBank is entitled to a fee equal to 0.30%, on an annualized basis, of the average daily net assets of each Portfolio.

Stephens Inc. ("Stephens") serves as the Trust's administrator pursuant to an Administration Agreement. The Shareholder Services Group, Inc. ("TSSG"), a wholly owned subsidiary of First Data Corporation, Inc., serves as the Trust's co-administrator pursuant to a Co-Administration Agreement. Under the Administration and Co-Administration Agreements, the administrator and the co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10%, on an annualized basis, of the average daily net assets of the Trust on a com-bined basis. TSSG also serves as transfer agent for the Portfolios.

For the six months ended October 31, 1995, Stephens earned $39,952 (after fee waivers) for its services.

The investment adviser and administrator may, from time to time, reduce their fees (either voluntarily or pursuant to applicable state limita-tions). For the six months ended October 31, 1995, the investment adviser and administrator voluntarily waived fees and reimbursed expenses as fol-lows:

                                       FEES             FEES           EXPENSES
                                      WAIVED         WAIVED BY        REIMBURSED
                                    BY ADVISER     ADMINISTRATOR      BY ADVISER
Nations Cash Reserves                $341,139        $ 39,029            --
Nations Treasury Reserves             535,424          57,757            --
Nations Government Reserves           141,608          17,376            --
Nations Municipal Reserves            158,702          16,702          $14,093

No officer, director or employee of NationsBank, Stephens or TSSG, or any affiliate thereof, receives any compensation from the Trust for serving as Trustee or officer of the Trust. The Trust pays each Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Portfolio and an additional $1,000 for each board meeting attended. The Trust also reimburses expenses incurred by the Trustees in attending such meetings.

Eligible Trustees may participate in nonqualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan partici-pants are paid solely out of each Portfolio's assets. Income earned on each plan participant's deferral account will be tied to the rate of return of the eligible mutual funds offered by Nations Funds selected by the participants or, if no funds are selected, to the rate of return of the Nations Treasury Fund, a fund of Nations Fund, Inc.

NationsBank of Texas, N.A. acts as the Portfolios' custodian. For the six months ended October 31, 1995, NationsBank of Texas, N.A. earned $95,994 for its services as custodian. Stephens acts as the distributor of the Portfolios' shares.

3. Shareholder Servicing and Distribution Plans.

The Trust has adopted a distribution plan ("Liquidity Shares Plan") pursu-ant to Rule 12b-1 under the 1940 Act for the Liquidity Shares of the Port-folios. Under the Liquidity Shares Plan, the Trust may reimburse Stephens up to 0.30% of the average daily net assets of the Liquidity Shares for actual expenses incurred by Stephens in connection with the distribution of Liquidity Shares of the Portfolios. Currently, the Trust is not reim-bursing Stephens for any portion of such expenses.

Unreimbursed expenses incurred by Stephens in a given year may not be re-covered by Stephens in subsequent years.

In addition, the Liquidity Shares Plan permits the Trust to pay Stephens an annual fee of up to 0.30% of the average daily net assets of the Li-quidity Shares of the Nations Cash Reserves, Nations Government Reserves, and Nations Municipal Reserves and 0.35% of the average daily net assets of the Liquidity Shares of the Nations Treasury Reserves. Stephens may use this fee to compensate certain financial institutions that provide admin-istrative and/or distribution services to Liquidity Shares shareholders.

The Trustees of the Trust have currently set this fee at an annual rate of 0.15% of the average daily net assets of the Liquidity Shares of each Portfolio.

For the six months ended October 31, 1995, the Portfolios incurred the following amounts pursuant to the above plan:

                                                          LIQUIDITY
                                                         SHARES PLAN
Nations Cash Reserves                                      $ 6,587
Nations Treasury Reserves                                    1,349
Nations Government Reserves                                      2
Nations Municipal Reserves                                   2,489

The Trust also has adopted a shareholder servicing plan ("Adviser Shares Servicing Plan") for the Adviser Shares of the Portfolios. Under the Ad-viser Shares Servicing Plan, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with the Trust for certain shareholder support services that are provided by the servicing agents to holders of Adviser Shares. Payments under the Adviser Shares Servicing Plan are accrued daily and paid monthly at a rate that will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Adviser Shares of the Portfolios. Fees paid pursuant to the Adviser Shares Servicing Plan are charged as expenses of Adviser Shares of a Port-folio as accrued.

For the six months ended October 31, 1995, the Portfolios incurred the following amounts pursuant to the above plan:

                                                            ADVISER
                                                             SHARES
                                                           SERVICING
                                                              PLAN
Nations Cash Reserves                                     $  61,809
Nations Treasury Reserves                                    75,114
Nations Government Reserves                                 129,378
Nations Municipal Reserves                                   86,974

A substantial portion of the fees paid, pursuant to the Plans described above, are paid to affiliates of NationsBank.

The following chart shows the effective rates, expressed as a percentage of average daily net assets, paid by the Portfolios under the shareholder servicing and distribution plans for the six months ended October 31, 1995:

                                                                   ADVISER
                                                                   SHARES
                                             LIQUIDITY            SERVICING
                                            SHARES PLAN             PLAN
Nations Cash Reserves                          0.15%                 0.25%
Nations Treasury Reserves                      0.15                  0.25
Nations Government Reserves                    0.15                  0.25
Nations Municipal Reserves                     0.15                  0.25

4. Shares of Beneficial Interest.

As of October 31, 1995, an unlimited number of shares without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unis-sued, shares into one or more additional classes or series of shares. Since the Portfolios have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions.

Changes in capital stock for each Portfolio were as follows:

                                       SIX MONTHS
                                         ENDED                      YEAR ENDED
                                      OCTOBER 31,                    APRIL 30,
                                          1995                         1995
NATIONS CASH RESERVES:
  Capital Shares:
   Sold                               $493,400,903                 $ 223,577,458
   Issued as
     reinvestment of dividends              31,160                        21,277
   Redeemed                            (33,378,695)                 (199,387,461)
   Net increase                       $460,053,368                 $  24,211,274

                                       SIX MONTHS
                                         ENDED                      YEAR ENDED
                                      OCTOBER 31,                    APRIL 30,
                                          1995                         1995
  Liquidity Shares:
   Sold                               $  69,571,599                $   60,277,929
   Issued as reinvest
     ment of dividends                     208,436                            66
   Redeemed                            (58,151,279)                 (130,063,068)
   Net increase/
     (decrease)                      $  11,628,756                $  (69,785,073)

                                       SIX MONTHS
                                         ENDED                     PERIOD ENDED
                                      OCTOBER 31,                    APRIL 30,
                                          1995                         1995*
NATIONS CASH RESERVES:
(continued)
  Adviser Shares:
   Sold                              $ 132,871,480                 $ 167,716,490
   Issued as
     reinvestment of dividends                  60                            65
   Redeemed                           (120,837,416)                 (120,033,155)
   Net increase                      $   12,034,124                $  47,683,400

* The Nations Cash Reserves Adviser Shares commenced operations on Septem-ber 22, 1994.

                                      SIX MONTHS
                                        ENDED                      YEAR ENDED
                                     OCTOBER 31,                    APRIL 30,
                                         1995                         1995
NATIONS TREASURY RESERVES:
  Capital Shares:
   Sold                             $ 773,104,964                $ 1,677,277,600
   Redeemed                          (578,540,379)                (1,764,090,662)
   Net increase/(decrease)          $ 194,564,585                $   (86,813,062)

                                       SIX MONTHS
                                          ENDED                      YEAR ENDED
                                       OCTOBER 31,                   APRIL 30,
                                          1995                          1995
  Liquidity Shares:
   Sold                               $  2,050,465                 $  17,013,126
   Issued as
     reinvestment of dividends              49,616                        11,987
   Redeemed                             (1,053,748)                  (30,578,215)
   Net increase/(decrease)            $  1,046,333                 $ (13,553,102)

                                       SIX MONTHS
                                          ENDED                     PERIOD ENDED
                                       OCTOBER 31,                   APRIL 30,
                                          1995                         1995*
  Adviser Shares:
   Sold                              $  94,099,253                 $ 152,926,823
   Issued as
     reinvestment of dividends                  58                            63
   Redeemed                            (93,935,933)                  (97,162,217)
   Net increase                      $     163,378                 $  55,764,669

* The Nations Treasury Reserves Adviser Shares commenced operations on
  September 22, 1994.

                                       SIX MONTHS
                                          ENDED                      YEAR ENDED
                                       OCTOBER 31,                   APRIL 30,
                                          1995                          1995
NATIONS GOVERNMENT RESERVES:
  Capital Shares:
   Sold                               $  59,202,777                 $   4,497,797
   Issued as
     reinvestment of dividends                   60                            53
   Redeemed                             (18,645,018)                  (15,314,675)
   Net increase/(decrease)            $  40,557,819                 $ (10,816,825)

                                       SIX MONTHS
                                         ENDED                      YEAR ENDED
                                      OCTOBER 31,                    APRIL 30,
                                          1995                         1995
  Liquidity Shares:
   Sold                                   --                      $  243,816,794
   Issued as
     reinvestment of dividends           $ 58                                424
   Redeemed                               --                        (503,652,300)
   Net increase/(decrease)               $ 58                      $(259,835,082)

                                       SIX MONTHS
                                         ENDED                     PERIOD ENDED
                                      OCTOBER 31,                    APRIL 30,
                                          1995                         1995*
  Adviser Shares:
   Sold                              $ 165,425,713                 $  328,245,819
   Issued as
     reinvestment of dividends                  57                            21
   Redeemed                           (150,940,730)                 (228,998,294)
   Net increase                      $   14,485,040                $  99,247,546

* The Nations Government Reserves Adviser Shares commenced operations on
  September 22, 1994.

                                       SIX MONTHS
                                          ENDED                      YEAR ENDED
                                       OCTOBER 31,                   APRIL 30,
                                          1995                          1995
NATIONS MUNICIPAL RESERVES:
  Capital Shares:
   Sold                               $  19,842,781                 $  48,532,498
   Redeemed                            (17,214,049)                   (51,877,866)
   Net increase/(decrease)            $   2,628,732                 $  (3,345,368)

                                       SIX MONTHS
                                          ENDED                      YEAR ENDED
                                       OCTOBER 31,                   APRIL 30,
                                          1995                          1995
NATIONS MUNICIPAL RESERVES:
(continued)
  Liquidity Shares:
   Sold                              $  26,251,036                 $  31,268,170
   Issued as
     reinvestment of dividends              50,838                        21,817
   Redeemed                            (26,627,863)                  (42,503,982)
   Net decrease                      $    (325,989)                $ (11,213,995)

                                       SIX MONTHS
                                         ENDED                     PERIOD ENDED
                                      OCTOBER 31,                    APRIL 30,
                                          1995                         1995*
  Adviser Shares:
   Sold                             $ 136,769,203                 $  237,647,735
   Issued as
     reinvestment of dividends                 37                             40
   Redeemed                           (134,891,642)                 (173,524,340)
   Net increase                     $    1,877,598                 $  64,123,435

* The Nations Municipal Reserves Adviser Shares commenced operations on
  September 22, 1994.

5. Restricted Securities

The following securities are illiquid and restricted as to resale and, ac-cordingly, are valued at fair value in good faith by or under the direc-tion of the Trust's Board of Trustees taking into consideration such fac-tors as the Board deems appropriate.

The following table shows the acquisition date, the par value, value per unit, market value, the percentage of the Nations Cash Reserves total net assets that the security comprises as well as the aggregate cost of such security at October 31, 1995.




                     ACQUISITION                  VALUE      10/31/95     PERCENTAGE OF
     SECURITY           DATE        PAR VALUE    PER UNIT      VALUE       NET ASSETS         COST
Goldman Sachs Group
  Limited Partner-
  ship,
  5.875% 04/16/96     10/18/95     $30,000,000    $1.00     $30,000,000       4.51%       $30,000,000

The following table shows the acquisition date, the par value, value per unit, market value, the percentage of the Nations Treasury Reserves total net assets that the security comprises as well as the aggregate cost of such security at October 31, 1995.

 REPURCHASE   ACQUISITION                   VALUE      10/31/95    PERCENTAGE OF
 AGREEMENT        DATE       PAR VALUE    PER UNIT      VALUE        NET ASSETS         COST
Morgan
  Stanley
  Group
  Inc.,
  5.700%
  11/17/95      10/20/95    $25,000,000     $1.00    $25,000,000        4.96%       $25,000,000

Certain securities may be sold only pursuant to certain legal restric-tions, and may be difficult to sell. The Portfolios will not invest more than 10% of the value of their respective net assets in securities that are illiquid.

6. Organization Costs.

Expenses incurred in connection with the organization of each of the Port-folios, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations, are being amortized on a straight-line basis over a period of five years from commencement of operations of each Portfolio, respectively. In the event any of the initial shares of a Portfolio are redeemed by any holder thereof during the amortization period, the proceeds of such redemptions will be reduced by an amount equal to the pro-rata portion of unamortized deferred organizational expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares of each Port-folio outstanding at the time of such redemption. All such costs have been fully amortized for Nations Government Reserves.

7. Concentration of Credit.

The Portfolios invest primarily in money market instruments maturing in one year or less whose ratings are within the highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are believed by NationsBank to be of comparable quality. The ability of the issuers of the securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific in-dustry, state or region.

8. Capital Loss Carryforward.

As of April 30, 1995, the Portfolios had available for Federal income tax purposes unused capital losses as follows:


              EXPIRING   EXPIRING    EXPIRING    EXPIRING   EXPIRING    EXPIRING
              IN 1998     IN 1999    IN 2000     IN 2001     IN 2002    IN 2003
Nations
  Cash
  Reserves      --         $270       $2,594       $850      $  574       --
Nations
  Treasury
  Reserves      --          --          --          --        9,255     $ 3,324
Nations
  Govern-
  ment
  Reserves      --          --          --          --         --           408
Nations
  Munici-
  pal Re-
  serves        $72         --          --          --         --         1,080

9. Subsequent Event.

As of November 1, 1995, TSSG will be known as First Data Investor Services Group, Inc.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

October 31, 1995

                      Nations Institutional Reserves
                               PO Box 34602
                         Charlotte, NC 28254-3584
                         Toll Free 1-800-290-2224

                                 IRSAR1095



[Insert Logo]

NATIONS INSTITUTIONAL RESERVES

Nations Cash Reserves

Nations Treasury Reserves

Nations Government Reserves

Nations Municipal Reserves

SEMIANNUAL REPORT

October 31, 1995